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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [   ]; Amendment Number:

 This Amendment (Check only one):     [   ] is a restatement.
                                      [   ] adds  new  holdings  entries.

Institutional Investment Manager Filing this Report:

Name:     Peter B. Cannell & Co., Inc.
Address:  645 Madison Avenue, 8(th) Floor
          New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Kathleen Keating
Title:    Chief Compliance Officer
Phone:    212-752-5255

Signature, Place, and Date of Signing:

/s/   Kathleen Keating            New York, NY              11/1/2011
     -------------------         --------------            -----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           91
Form 13F Information Table Value Total:      1217254
                                         (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number       Name
1    28 - 10208                 Richmond Enterprises, Inc.
2    28 - 10207                 New York Community Bank
3    28 - 10200                 New York Community Bancorp, Inc.

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Peter  B.  Cannell  &  Co.,  Inc.
FORM  13F
30-Sep-11

                                                                                                      Voting Authority
                                                                                                      ----------------
                                                               Value    Shares/  Sh/  Put/   Invstmt  Other
Name of Issuer                  Title of class     CUSIP      (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers  Sole    Shared  None
-----------------------------   --------------     ---------  --------  -------  ---  ----   -------  -------- -------  ------  ----
3D SYSTEMS CORP                 COM NEW            88554D205     5484    392000  SH          Defined   1,2,3   392000
ABBOTT LABORATORIES             COM                002824100      813     15895  SH          Defined   1,2,3    15895
AFFILIATED MANAGERS GROUP       COM                008252108      876     11225  SH          Defined   1,2,3    11225
AFLAC INC                       COM                001055102     2879     82371  SH          Defined   1,2,3    82371
AGILENT TECHNOLOGIES INC        COM                00846U101    40839   1306852  SH          Defined   1,2,3  1306852
AIR PRODUCTS & CHEMICALS INC    COM                009158106    19741    258495  SH          Defined   1,2,3   258495
ALLEGHENY TECHNOLOGIES INC      COM                01741R102    34828    941550  SH          Defined   1,2,3   941550
AMERICAN ELECTRIC POWER INC     COM                025537101    11541    303550  SH          Defined   1,2,3   303550
AMGEN INC                       COM                031162100     1294     23550  SH          Defined   1,2,3    23550
ANALOG DEVICES INC              COM                032654105    58789   1881248  SH          Defined   1,2,3  1881248
APPLE INC                       COM                037833100    69029    181093  SH          Defined   1,2,3   181093
APPROACH RESOURCES INC          COM                03834A103     8179    481425  SH          Defined   1,2,3   481425
ASCENA RETAIL GROUP INC         COM                04351G101    40109   1481685  SH          Defined   1,2,3  1481685
AVNET INC                       COM                053807103    29505   1131310  SH          Defined   1,2,3  1131310
BAXTER INTERNATIONAL INC        COM                071813109     2146     38221  SH          Defined   1,2,3    38221
BERKSHIRE HATHAWAY INC          CL A               084670108      214         2  SH          Defined   1,2,3        2
BOEING CO.                      COM                097023105     1917     31675  SH          Defined   1,2,3    31675
BROOKFIELD ASSET MGMT INC       CL A LTD VT        112585104    36623   1329325  SH          Defined   1,2,3  1329325
BROOKFIELD INFRASTRUCTURE PTNR  LP INT UNIT        G16252101    28475   1169895  SH          Defined   1,2,3  1169895
CATERPILLAR INC                 COM                149123101     1495     20250  SH          Defined   1,2,3    20250
CELGENE CORP                    COM                151020104    80194   1295124  SH          Defined   1,2,3  1295124
CENTRAL FUND OF CANADA LTD      CL A               153501101     6627    320300  SH          Defined   1,2,3   320300
CENTURYLINK, INC                COM                156700106    10667    322062  SH          Defined   1,2,3   322062
CHEVRON CORP                    COM                166764100      701      7580  SH          Defined   1,2,3     7580
CISCO SYSTEMS INC               COM                17275R102     5904    381155  SH          Defined   1,2,3   381155
COCA COLA CO                    COM                191216100      338      5000  SH          Defined   1,2,3     5000
COLGATE-PALMOLIVE CO            COM                194162103      755      8515  SH          Defined   1,2,3     8515
CONTINENTAL RESOURCES INC       COM                212015101    11674    241350  SH          Defined   1,2,3   241350
CROWN HOLDINGS INC              COM                228368106    38469   1256750  SH          Defined   1,2,3  1256750
CSX CORP                        COM                126408103    49489   2650749  SH          Defined   1,2,3  2650749
D.R. HORTON INC                 COM                23331A109     1314    145300  SH          Defined   1,2,3   145300
DEERE & CO                      COM                244199105     1745     27031  SH          Defined   1,2,3    27031
DEVON ENERGY CORP               COM                25179M103      213      3850  SH          Defined   1,2,3     3850
DISNEY WALT CO.                 COM DISNEY         254687106     1917     63550  SH          Defined   1,2,3    63550
DOMINION RESOURCES INC. VA      COM                25746u109      671     13222  SH          Defined   1,2,3    13222
DOVER CORPORATION               COM                260003108     1481     31787  SH          Defined   1,2,3    31787
DUKE ENERGY CORP                COM                26441C105      804     40200  SH          Defined   1,2,3    40200
DU PONT E I  DE NEMOURS & CO    COM                263534109    43361   1084850  SH          Defined   1,2,3  1084850
ELAN CORP PLC                   ADR                284131208     7945    754500  SH          Defined   1,2,3   754500
EMC CORP MASS                   COM                268648102     3697    176133  SH          Defined   1,2,3   176133
EQT CORPORATION                 COM                26884L109     6985    130900  SH          Defined   1,2,3   130900
EXXON MOBIL CORP                COM                30231G102     1380     19002  SH          Defined   1,2,3    19002
FRANCO NEV CORP                 COM                351858105     4155    115200  SH          Defined   1,2,3   115200
GENERAL ELECTRIC CO             COM                369604103     2225    146000  SH          Defined   1,2,3   146000
GENESIS ENERGY LP               UNIT LTD PARTN     371927104    19975    825061  SH          Defined   1,2,3   825061
GENTEX CORP                     COM                371901109    16228    674775  SH          Defined   1,2,3   674775
GOLDCORP INC                    COM                380956409     6869    150500  SH          Defined   1,2,3   150500
HCP, INC                        COM                40414L109      224      6400  SH          Defined   1,2,3     6400
HOME DEPOT INC                  COM                437076102      907     27600  SH          Defined   1,2,3    27600
HUDSON CITY BANCORP             COM                443683107    15089   2665915  SH          Defined   1,2,3  2665915
HUGOTON ROYALTY TRUST           UNIT BEN INT       444717102     1779     83700  SH          Defined   1,2,3    83700
INTERNATIONAL BUSINESS MACHINE  COM                459200101    64071    366059  SH          Defined   1,2,3   366059
INTERSIL CORP                   CL A               46069S109    37634   3657365  SH          Defined   1,2,3  3657365
JOHNSON & JOHNSON CO            COM                478160104     2423     38036  SH          Defined   1,2,3    38036
MEDCO HEALTH SOLUTIONS INC      COM                58405U102      256      5450  SH          Defined   1,2,3     5450
MICROSOFT CORP.                 COM                594918104     4451    178833  SH          Defined   1,2,3   178833
MOSAIC CO                       COM                61945C103     3816     77925  SH          Defined   1,2,3    77925
NATURAL RESOURCE PARTNERS LP    COM UNIT LP        63900P103    22669    893873  SH          Defined   1,2,3   893873
NEWMONT MINING CORP             COM                651639106     3343     53150  SH          Defined   1,2,3    53150
NORTHROP GRUMMAN CORP           COM                666807102      756     14491  SH          Defined   1,2,3    14491
ORACLE CORP                     COM                68389X105      230      8000  SH          Defined   1,2,3     8000
ORITANI FINANCIAL CORP          COM                68633D103    23414   1820650  SH          Defined   1,2,3  1820650

                                                                                                      Voting Authority
                                                                                                      ----------------
                                                               Value    Shares/  Sh/  Put/   Invstmt   Other
Name of Issuer                  Title of class     CUSIP      (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers  Sole    Shared  None
-----------------------------   --------------     ---------  --------  -------  ---  ----   -------  -------- -------  ------  ----
PAYCHEX INC                     COM                704326107     7687    291487  SH          Defined    1,2,3   291487
PEPSICO INC                     COM                713448108      446      7200  SH          Defined    1,2,3     7200
PFIZER INC.                     COM                717081103     3050    172500  SH          Defined    1,2,3   172500
POTLATCH CORP                   COM                737630103    19907    631575  SH          Defined    1,2,3   631575
PROCTER & GAMBLE CO             COM                742718109      581      9193  SH          Defined    1,2,3     9193
QUIDEL CORP                     COM                74838J101     4204    256800  SH          Defined    1,2,3   256800
RANGE RESOURCES CORP            COM                75281A109    44410    759670  SH          Defined    1,2,3   759670
RAYONIER INC                    COM                754907103     2890     78560  SH          Defined    1,2,3    78560
RENTRAK CORP                    COM                760174102      466     36979  SH          Defined    1,2,3    36979
SOUTHWESTERN ENERGY CO          COM                845467109    55563   1667070  SH          Defined    1,2,3  1667070
SPDR GOLD TRUST                 GOLD SHS           78463V107     1505      9520  SH          Defined    1,2,3     9520
SPECTRA ENERGY CORP             COM                847560109     1673     68200  SH          Defined    1,2,3    68200
ST. JUDE MEDICAL INC            COM                790849103     2735     75580  SH          Defined    1,2,3    75580
STANLEY BLACK & DECKER INC      COM                854502101     2362     48100  SH          Defined    1,2,3    48100
STERICYCLE INC                  COM                858912108     6145     76132  SH          Defined    1,2,3    76132
TERRITORIAL BANCORP INC         COM                88145X108     8388    438025  SH          Defined    1,2,3   438025
THERMO FISHER SCIENTIFIC INC    COM                883556102     3568     70467  SH          Defined    1,2,3    70467
TIME WARNER INC                 COM NEW            887317303    50588   1687940  SH          Defined    1,2,3  1687940
TUPPERWARE BRANDS CORP          COM                899896104     1538     28625  SH          Defined    1,2,3    28625
UNILEVER N V                    NY SHS NEW         904784709     1372     43581  SH          Defined    1,2,3    43581
UNION PACIFIC CORP              COM                907818108      443      5425  SH          Defined    1,2,3     5425
UNIVERSAL HEALTH RLTY INCOME T  SH BEN INT         91359E105      484     14400  SH          Defined    1,2,3    14400
VANGUARD NATURAL RESOURCES LLC  COM UNIT           92205F106    20208    774550  SH          Defined    1,2,3   774550
VARIAN MEDICAL SYSTEMS INC      COM                92220P105    18711    358715  SH          Defined    1,2,3   358715
VERTEX PHARMACEUTICALS INC      COM                92532F100    20850    468125  SH          Defined    1,2,3   468125
VIRNETX HOLDING CORP            COM                92823T108    26552   1771300  SH          Defined    1,2,3  1771300
VISA INC                        COM CL A           92826C839     4395     51270  SH          Defined    1,2,3    51270
XEROX CORP.                     COM                984121103     4081    585500  SH          Defined    1,2,3   585500
ZIX CORPORATION                 COM                98974P100      831    311100  SH          Defined    1,2,3   311100
REPORT SUMMARY                               91 DATA RECORDS  1217254              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED